GOVERNMENTAL SUPPORT	12 Months Ended
Dec. 31, 2024
Governmental Support [Abstract]
GOVERNMENTAL SUPPORT
NOTE 13 - GOVERNMENTAL SUPPORT

For the year ended December 31, 2022, the Dutch government has provided financial assistance of €3,671 ($3,864 as of December 31, 2022) regarding COVID -19. The Dutch government terminated the support program in March 2022. For the years ended December 31, 2024 and 2023, the Company did not receive any financial assistance from the Dutch government regarding COVID-19.

In the Netherlands wage tax, social security and VAT payments for the period March 2020 until September 2021 were postponed and have to be paid in 60 monthly installments beginning October 2022. Beginning July 2022, the debt incurs annual interest of 1% and increases every six months to a maximum of 4% from January 1, 2024. As of December 31, 2024 and 2023, the Company accumulated debt of €18,245 and €24,886 ($18,984 and $27,347 as of December 31, 2024 and 2023), respectively, to the Dutch tax authorities, of which €2,671 and €3,317  ($2,779 and $3,645 as of December 31, 2024 and 2023) is presented in VAT payable,  €3,971 and €3,906 ($4,132 and $4,292 as of December 31, 2024 and 2023) is presented in income tax and other taxes payable and €11,603 and €17,663 ($12,073 and $19,410 as of December 31, 2024 and 2023) are presented as other liabilities.